Benefit Plans Textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.50%
Actuarial Loss on Remeasurement of Postemployment Benefits, Net Of Tax	$ (302)
Actuarial Loss on Remeasurement of Postemployment Benefits, Gross	(492)
Other Comprehensive Income, Actuarial Loss on Remeasurement Of Postemployment Benefits, Tax	(190)
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax		(5,449)	0	0
Reclassification of prior service cost into SD&A expense upon plan curtailment		3,117	0	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsTax		1,200	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax		8,860	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Tax		3,411	0	0
Benefit Plans (Textuals) [Abstract]
Percentage of defined contribution plan by plan participants		50.00%
Percentage of defined contribution plan		5.00%	5.00%	5.00%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits		7.50%	8.00%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care 2018 rate		5.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		2.80%	4.50%
Reclassification of prior service cost into SD&A expense upon plan curtailment		3,117	0	0
Estimated net actuarial gain (loss)		735
Estimated prior service cost		83
Expected contribution to benefit plans in 2012		6,000
Retiree Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.00%	5.50%
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	0	0
Estimated net actuarial gain (loss)		(53)
Estimated prior service cost		107
Expected contribution to benefit plans in 2012		240
KERP [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		128
401(k) [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		$ 10,866	$ 11,251	$ 4,891